SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 179,840	$ 150,340
Finite-Lived Intangible Assets, Accumulated Amortization	(48,416)	(39,964)
Finite-Lived Intangible Assets, Net	131,424	110,376
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	153,900	124,400
Finite-Lived Intangible Assets, Accumulated Amortization	(38,498)	(31,685)
Finite-Lived Intangible Assets, Net	115,402	92,715
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25,940	25,940
Finite-Lived Intangible Assets, Accumulated Amortization	(9,918)	(8,279)
Finite-Lived Intangible Assets, Net	$ 16,022	$ 17,661